DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT
DEBT
Initial Credit Facility
On December 19, 2013, we entered into a $60.0 million revolving credit facility (the “Initial Credit Facility”) with DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ). In March 2015, we expanded the availability under our Initial Credit Facility from $60.0 million to $150.0 million to partially finance the purchase of certain of the PSVs in our fleet.
As of December 31, 2016, as a result of a significant deterioration in market conditions, we were in breach of three of the financial covenants under this facility, (i) the minimum value adjusted amount of equity, (ii) the minimum value adjusted equity ratio clause and (iii) a minimum level of liquidity. In 2017 a waiver was obtained from the lenders lowering (i) the minimum value of equity and (ii) the minimum value adjusted equity ratio covenant requirements to levels at which the Company was in compliance, and suspending (iii) the minimum level of liquidity covenant. These waivers were effective until April 30, 2018. On April 30, 2018 we executed an amendment to the Initial Credit Facility that extended the waiver period until December 31, 2019. Under the terms of the waiver, we were unable to draw further on the Initial Credit Facility until we complied with the original terms and conditions set forth thereunder, and the interest rate increased from LIBOR plus a margin of 2.0% to LIBOR plus a margin of 4.0%.
In September 2018, we made an unscheduled payment of $1.575 million on our Initial Credit Facility to regain compliance with the security coverage ratio (requiring that the aggregate fair market value of the vessels securing the loan does not fall below 150% of the outstanding loan) set forth thereunder.  At the end of September 2018, vessel values were remeasured and, given a further deterioration in such values, we were again in non-compliance of the security coverage ratio at September 30, 2018.
In December 2018, we executed the Private Placement with SOI whereby SOI invested $5 million in a private placement of the Company’s shares at a price of $4.20 per share. Effective upon closing of the Private Placement, $1.9 million of the proceeds were immediately used to repay a portion of the loan and regain compliance with the security coverage ratio. Additional temporary waivers were granted under the Initial Credit Facility as a result of the Private Placement and corresponding debt repayment. As of December 31, 2018, we were in compliance with the modified terms under the Initial Credit Facility and the loan was not considered callable.
In April 2019, the lenders under the Initial Credit Facility agreed to extend the waivers of certain financial covenants with which the Company was not in compliance, until January 31, 2020, as part of a broader set of agreements to recapitalize the Company.  This agreement included a commitment by the lenders under the Initial Credit Facility to refinance the Initial Credit Facility with a new $132.9 million term loan facility with a maturity of December 6, 2023 (the "New Term Loan Facility"), subject to certain conditions precedent, the most significant of which was the requirement to raise an additional $15 million of equity before January 31, 2020. In December 2019, the lenders under the Initial Credit Facility agreed that we had satisfied these conditions precedent with the New Equity Line of Credit (as defined in Note 8). The New Term Loan Facility was executed in January 2020 and is described below.
Under our Initial Credit Facility $132.9 million was outstanding at each of December 31, 2019 (Successor) and 2018 (Predecessor). We were in compliance with the covenants set forth under the waivers of the Initial Credit Facility at December 31, 2019. Additionally, the amount outstanding at December 31, 2019 was classified as non-current on consolidated balance sheet on the basis of the agreement and subsequent execution of the new term loan facility as described below.
New $132.9 Million Term Loan Facility
As described above, in December 2019, the lenders under the Initial Credit Facility agreed that the New Equity Line of Credit (as defined in Note 8) satisfied the condition precedent that the Company raise $15 million of additional equity in order to refinance the Initial Credit Facility with the $132.9 million New Term Loan Facility. In January 2020, the Company closed on the refinancing of the Initial Credit Facility with the New Term Loan Facility. The New Term Loan facility is collateralized by our ten PSVs and 11 crew boats, bears interest at LIBOR plus a margin 3.50% through December 2021, LIBOR plus a margin of 4.50% from December 2021 through December 2022 and LIBOR plus a margin of 5.5% from December 2022 through the maturity date of December 2023 (the margin in all periods can be reduced if the Company meets certain Net Debt to EBITDA thresholds). The New Term Loan Facility is repayable in equal, semi-annual installments of $7.5 million beginning in December 2021 with a balloon payment due upon the maturity date of December 6, 2023.
The New Term Loan Facility is secured by:

•	a first priority mortgage over the relevant collateralized vessels under this facility;

•	a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;

•	a pledge of earnings generated by the mortgaged vessels for the specific facility; and

•	a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
The New Term Loan Facility contains financial and restrictive covenants, as summarized below:

•
Cash and cash equivalents shall at all times be equal to or greater than $500,000 per vessel above 2,500 DWT. The Company’s two AHTS vessels and 11 crew boats are excluded from this definition. Accordingly, the minimum liquidity under the New Term Loan Facility is $5 million based on the Company's fleet as of December 31, 2019;

•
The ratio of net debt (defined as total debt less cash) to total capitalization (defined below) shall be no greater than 0.70 to 1.00 from the date that the New Term Loan Facility is executed through December 31, 2020 and 0.65 to 1.00 thereafter through the maturity date of December 6, 2023. Undrawn amounts available under the New Equity Line of Credit are included as part of the definition of total capitalization (defined as net debt plus equity plus amounts available under the New Equity Line of Credit);

•	Current assets shall at all times exceed current liabilities less the current portion of the long term liabilities;

•
The aggregate fair market value of the vessels collateralized under the New Term Loan Facility shall at all times be at least 115% of the aggregate outstanding principal amount until December 7, 2021, 125% of the aggregate outstanding principal amount until December 7, 2022, and 130% at all times thereafter; and

•	The Company is restricted from paying dividends for 24 months following the date of the execution of the New Term Loan Facility.
The New Term Loan Facility also contains customary events of default, including cross default provisions and a subjective acceleration clause under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
DVB Credit Facility and Supplemental Agreement
As part of the Transaction, we assumed the aggregate outstanding indebtedness of $9.0 million under a term loan facility with DVB Bank SE, Nordic Branch ("DVB") relating to the AHTS vessels (the "DVB Credit Facility"). The DVB Credit Facility was supplemented on April 10, 2019 as part of the Transaction.
The borrowers under the DVB Credit Facility are the respective vessel owning entities of the AHTS vessels. The DVB Credit Facility bears interest at LIBOR plus a margin of 2.75% and contains a financial covenant whereby the Company must maintain minimum liquidity of an aggregate of $0.75 million in the bank accounts that are pledged as security under the facility (as described in Note 4).
For the first 36 months after the initial drawdown date (through September 2020), the terms of the DVB Credit Facility require that the Company fund any Excess Earnings (defined as each vessel's earnings less budgeted operating expenses, interest payments and the maintenance of the minimum liquidity requirement) related to such vessels, up to $3.6 million in aggregate, to a drydock reserve account, the proceeds of which are to be utilized for the vessel’s next scheduled drydock. Any Excess Earnings related to each vessel, after funding the minimum liquidity requirement and drydock reserve account, shall be utilized to repay the credit facility.  Starting 39 months after the initial drawdown date, the DVB Credit Facility shall be repaid in consecutive quarterly installments of $0.2 million in aggregate with a balloon payment due upon the maturity date of September 2022.
This facility contains financial and restrictive covenants, which require the borrowers to, among other things, comply with certain financial tests (as described above).  This facility is secured by, among other things:

•	a first preferred mortgage over the two AHTS vessels which are collateralized under this facility;

•	an assignment of earnings, insurances and charters from the two mortgaged AHTS vessels;

•	a pledge of the related earnings accounts and drydock reserve accounts of the borrowers in respect of the two mortgaged AHTS vessels; and

•	a pledge of the equity interests in each of the borrowers.
The DVB Credit Facility also contains customary events of default, including a subjective acceleration clause under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
The outstanding balance under this credit facility was $9.0 million as of December 31, 2019, and we were in compliance with the financial covenants as of that date.
As of December 31, 2019, the aggregate annual principal payments required to be made under the Company's debt facilities are as follows (in thousands of U.S. dollars):

Principal repayments
2020	$207
2021	8,309
2022	22,984
2023	110,405
2024	—
Total	141,905